Quarterly Holdings Report
for

Fidelity® Contrafund®

March 31, 2019

CON-QTLY-0519
1.799873.115

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value (000s)
COMMUNICATION SERVICES - 16.7%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	2,896,840	$171,290
Entertainment - 4.0%
Activision Blizzard, Inc.	16,845,502	766,976
Live Nation Entertainment, Inc. (a)	677,732	43,063
Netflix, Inc. (a)	9,116,438	3,250,557
Spotify Technology SA (a)	366,890	50,924
The Walt Disney Co.	5,233,651	581,092
Trion World, Inc. (a)(b)(c)	4,607,810	0
Weinstein Co. Holdings LLC Class A-1 (a)(b)(c)	41,234	0
		4,692,612
Interactive Media & Services - 12.0%
Alphabet, Inc.:
Class A (a)	2,956,403	3,479,361
Class C (a)	2,686,272	3,151,830
CarGurus, Inc. Class A (a)	2,445,395	97,963
Facebook, Inc. Class A (a)	44,918,893	7,487,530
Match Group, Inc. (d)	204,014	11,549
TripAdvisor, Inc. (a)	793,474	40,824
		14,269,057
Media - 0.3%
Discovery Communications, Inc. Class A (a)(d)	2,950,999	79,736
Liberty Media Corp. Liberty Formula One Group Series C (a)	6,543,582	229,353
		309,089
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	4,940,854	341,413

TOTAL COMMUNICATION SERVICES		19,783,461

CONSUMER DISCRETIONARY - 11.6%
Automobiles - 0.2%
General Motors Co.	2,873,816	106,619
Mahindra & Mahindra Ltd.	3,712,802	36,165
Maruti Suzuki India Ltd.	126,374	12,188
Tesla, Inc. (a)(d)	263,025	73,610
Toyota Motor Corp.	1,029,200	60,631
		289,213
Diversified Consumer Services - 0.0%
Chegg, Inc. (a)	313,920	11,967
Hotels, Restaurants & Leisure - 1.4%
Chipotle Mexican Grill, Inc. (a)	551,632	391,830
Darden Restaurants, Inc.	602,797	73,222
Hilton Worldwide Holdings, Inc.	152,592	12,682
Marriott International, Inc. Class A	544,162	68,069
McDonald's Corp.	5,583,941	1,060,390
Starbucks Corp.	859,936	63,928
		1,670,121
Household Durables - 0.0%
Mohawk Industries, Inc. (a)	290,127	36,600
Internet & Direct Marketing Retail - 6.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	70,100	12,790
Amazon.com, Inc. (a)	4,539,093	8,082,985
eBay, Inc.	716,737	26,620
MercadoLibre, Inc. (a)	130,728	66,375
Ocado Group PLC (a)	859,900	15,349
Wayfair LLC Class A (a)	33,868	5,028
		8,209,147
Multiline Retail - 0.2%
Dollar General Corp.	519,483	61,974
Dollar Tree, Inc. (a)	1,016,954	106,821
Ollie's Bargain Outlet Holdings, Inc. (a)	165,882	14,155
		182,950
Specialty Retail - 1.7%
Advance Auto Parts, Inc.	64,400	10,982
AutoZone, Inc. (a)	42,434	43,458
Burlington Stores, Inc. (a)	278,939	43,704
Home Depot, Inc.	2,864,448	549,659
John David Group PLC	3,626,034	23,736
O'Reilly Automotive, Inc. (a)	549,884	213,520
Ross Stores, Inc.	1,174,923	109,385
TJX Companies, Inc.	15,189,679	808,243
Ulta Beauty, Inc. (a)	325,752	113,599
Urban Outfitters, Inc. (a)	1,395,751	41,370
		1,957,656
Textiles, Apparel & Luxury Goods - 1.2%
adidas AG	2,170,397	527,344
Allbirds, Inc. (b)(c)	173,513	8,960
Deckers Outdoor Corp. (a)	280,184	41,184
Gildan Activewear, Inc.	1,018,200	36,611
lululemon athletica, Inc. (a)	390,975	64,069
NIKE, Inc. Class B	5,738,513	483,240
Pinduoduo, Inc. ADR (d)	1,621,033	40,202
VF Corp.	2,822,937	245,341
		1,446,951

TOTAL CONSUMER DISCRETIONARY		13,804,605

CONSUMER STAPLES - 3.5%
Beverages - 0.7%
Boston Beer Co., Inc. Class A (a)	41,778	12,313
Diageo PLC	2,182,608	89,317
Keurig Dr. Pepper, Inc.	7,503,677	209,878
Monster Beverage Corp. (a)	320,855	17,512
PepsiCo, Inc.	613,800	75,221
The Coca-Cola Co.	9,200,684	431,144
		835,385
Food & Staples Retailing - 0.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,053,157	62,038
Costco Wholesale Corp.	2,725,607	659,978
Walmart, Inc.	816,636	79,647
		801,663
Food Products - 0.2%
Freshpet, Inc. (a)	879,263	37,184
Mondelez International, Inc.	1,994,833	99,582
Post Holdings, Inc. (a)	118,296	12,942
The Simply Good Foods Co. (a)	2,708,300	55,764
		205,472
Household Products - 0.5%
Colgate-Palmolive Co.	1,492,059	102,266
Procter & Gamble Co.	5,211,723	542,280
		644,546
Personal Products - 1.4%
Estee Lauder Companies, Inc. Class A	8,372,742	1,386,107
Kao Corp.	1,003,000	79,163
L'Oreal SA	216,162	58,211
L'Oreal SA	50,888	13,704
Shiseido Co. Ltd.	1,158,500	83,881
		1,621,066

TOTAL CONSUMER STAPLES		4,108,132

ENERGY - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Birchcliff Energy Ltd. (e)	20,709,883	55,171
Birchcliff Energy Ltd. (e)(f)	686,127	1,828
BP PLC	14,276,247	103,667
Canadian Natural Resources Ltd.	3,947,847	108,390
Centennial Resource Development, Inc. Class A (a)(e)	20,826,802	183,068
Cheniere Energy, Inc. (a)	616,400	42,137
ConocoPhillips Co.	3,683,843	245,860
Continental Resources, Inc. (a)	1,917,060	85,827
Diamondback Energy, Inc.	498,179	50,580
EOG Resources, Inc.	5,000,335	475,932
Hess Corp.	7,572,294	456,079
Magnolia Oil & Gas Corp.	7,115,700	85,388
Phillips 66 Co.	899,352	85,591
Pioneer Natural Resources Co.	81,500	12,411
PrairieSky Royalty Ltd.	999,640	13,465
Reliance Industries Ltd.	30,304,439	597,131
		2,602,525
FINANCIALS - 13.1%
Banks - 5.1%
Banco do Brasil SA	4,082,300	50,797
Bank of America Corp.	70,658,121	1,949,458
Citigroup, Inc.	23,701,098	1,474,682
Credicorp Ltd. (United States)	104,675	25,117
HDFC Bank Ltd. sponsored ADR	4,007,844	464,549
JPMorgan Chase & Co.	16,398,042	1,659,974
Kotak Mahindra Bank Ltd.	13,116,166	252,996
Metro Bank PLC (a)(d)	3,084,976	30,457
Wells Fargo & Co.	3,510,108	169,608
		6,077,638
Capital Markets - 1.4%
Bank of New York Mellon Corp.	14,886,468	750,725
BM&F BOVESPA SA	4,271,800	35,044
Brookfield Asset Management, Inc. Class A	1,083,933	50,500
Charles Schwab Corp.	6,170,993	263,872
CME Group, Inc.	1,576,195	259,410
Morgan Stanley	4,409,687	186,089
Oaktree Capital Group LLC Class A	2,022,222	100,403
		1,646,043
Consumer Finance - 0.9%
American Express Co.	10,200,001	1,114,860
Diversified Financial Services - 5.2%
Berkshire Hathaway, Inc. Class A (a)	20,139	6,066,169
Churchill Capital Corp. Class A (a)(e)	5,770,824	77,560
		6,143,729
Insurance - 0.5%
Admiral Group PLC	5,500,602	155,464
AFLAC, Inc.	505,485	25,274
American International Group, Inc.	1,636,692	70,476
Chubb Ltd.	938,413	131,453
Fairfax Financial Holdings Ltd. (sub. vtg.)	117,470	54,412
Hiscox Ltd.	1,759,546	35,751
Progressive Corp.	1,877,330	135,337
		608,167
Thrifts & Mortgage Finance - 0.0%
LendingTree, Inc. (a)	21,151	7,436

TOTAL FINANCIALS		15,597,873

HEALTH CARE - 14.5%
Biotechnology - 2.3%
23andMe, Inc. (a)(b)(c)	166,622	2,219
Acceleron Pharma, Inc. (a)	492,576	22,939
Agios Pharmaceuticals, Inc. (a)	179,407	12,099
Alexion Pharmaceuticals, Inc. (a)	1,078,681	145,816
Allogene Therapeutics, Inc. (d)	1,458,392	42,162
Amgen, Inc.	849,840	161,453
Arena Pharmaceuticals, Inc. (a)	119,574	5,361
Ascendis Pharma A/S sponsored ADR (a)	192,846	22,698
bluebird bio, Inc. (a)	309,433	48,683
Celgene Corp. (a)	1,048,709	98,935
CSL Ltd.	66,583	9,216
Exact Sciences Corp. (a)	909,095	78,746
FibroGen, Inc. (a)	2,397,703	130,315
Gilead Sciences, Inc.	537,098	34,917
Gossamer Bio, Inc.	693,318	15,024
Mirati Therapeutics, Inc. (a)	453,111	33,213
Morphosys AG (a)	111,950	10,191
Neurocrine Biosciences, Inc. (a)	1,624,892	143,153
Regeneron Pharmaceuticals, Inc. (a)	989,566	406,336
Sage Therapeutics, Inc. (a)	279,280	44,419
Vertex Pharmaceuticals, Inc. (a)	6,952,568	1,278,925
		2,746,820
Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	5,830,492	466,090
Baxter International, Inc.	10,025,634	815,184
Boston Scientific Corp. (a)	17,838,795	684,653
Danaher Corp.	5,491,578	724,998
DexCom, Inc. (a)	2,284,579	272,093
Edwards Lifesciences Corp. (a)	3,371,081	644,989
Hoya Corp.	206,700	13,631
Intuitive Surgical, Inc. (a)	1,137,751	649,178
Olympus Corp.	1,060,200	11,534
Penumbra, Inc. (a)	87,067	12,800
ResMed, Inc.	813,407	84,570
Sonova Holding AG Class B	415,678	82,238
Stryker Corp.	204,452	40,383
		4,502,341
Health Care Providers & Services - 4.0%
Anthem, Inc.	1,658,795	476,041
HealthEquity, Inc. (a)	1,471,043	108,828
Humana, Inc.	130,928	34,827
LHC Group, Inc. (a)	100,685	11,162
Molina Healthcare, Inc. (a)	503,562	71,486
National Vision Holdings, Inc. (a)	3,111,379	97,791
Notre Dame Intermedica Participacoes SA	1,237,600	10,368
UnitedHealth Group, Inc.	15,806,482	3,908,311
		4,718,814
Health Care Technology - 0.3%
Veeva Systems, Inc. Class A (a)	3,009,410	381,774
Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	629,267	50,580
IQVIA Holdings, Inc. (a)	2,147,910	308,977
Mettler-Toledo International, Inc. (a)(e)	1,375,319	994,356
PRA Health Sciences, Inc. (a)	1,195,624	131,865
Thermo Fisher Scientific, Inc.	2,177,347	595,983
Waters Corp. (a)	104,863	26,395
		2,108,156
Pharmaceuticals - 2.3%
AstraZeneca PLC:
(United Kingdom)	729,100	58,198
sponsored ADR	16,559,588	669,504
Eli Lilly & Co.	5,950,521	772,140
Idorsia Ltd. (a)	1,903,227	33,487
Ipsen SA	138,355	18,965
Merck & Co., Inc.	3,378,673	281,004
Novartis AG sponsored ADR	3,701,384	355,851
Roche Holding AG (participation certificate)	884,651	243,770
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	3,137,377	49,194
Zoetis, Inc. Class A	3,016,466	303,668
		2,785,781

TOTAL HEALTH CARE		17,243,686

INDUSTRIALS - 4.0%
Aerospace & Defense - 0.9%
Harris Corp.	221,740	35,414
Space Exploration Technologies Corp.:
Class A (a)(b)(c)	295,578	54,978
Class C (a)(b)(c)	12,991	2,416
The Boeing Co.	2,119,649	808,477
TransDigm Group, Inc. (a)	275,546	125,095
		1,026,380
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	1,045,766	90,971
Airlines - 0.0%
Southwest Airlines Co.	401,965	20,866
Building Products - 0.1%
Masco Corp.	958,374	37,674
Toto Ltd.	2,851,200	121,233
		158,907
Commercial Services & Supplies - 0.3%
Cintas Corp.	1,188,401	240,188
Clean TeQ Holdings Ltd. (a)(d)(e)	41,178,069	9,064
TulCo LLC (a)(b)(c)(g)	140,771	77,167
Waste Connection, Inc. (United States)	358,005	31,716
Waste Management, Inc.	267,040	27,748
		385,883
Electrical Equipment - 0.7%
AMETEK, Inc.	978,284	81,168
Fortive Corp.	9,096,327	763,091
		844,259
Industrial Conglomerates - 0.4%
3M Co.	392,593	81,573
General Electric Co.	39,248,716	392,095
		473,668
Machinery - 0.3%
Deere & Co.	1,600,769	255,867
Ingersoll-Rand PLC	307,656	33,211
PACCAR, Inc.	186,794	12,728
Rexnord Corp. (a)	1,465,871	36,852
		338,658
Professional Services - 0.1%
CoStar Group, Inc. (a)	85,116	39,700
FTI Consulting, Inc. (a)	1,377,621	105,829
		145,529
Road & Rail - 1.0%
CSX Corp.	6,984,437	522,576
Lyft, Inc.	495,900	35,705
Lyft, Inc.	2,933,462	206,695
Norfolk Southern Corp.	70,060	13,094
Union Pacific Corp.	2,474,802	413,787
		1,191,857
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A	186,268	6,398
W.W. Grainger, Inc.	395,863	119,127
		125,525

TOTAL INDUSTRIALS		4,802,503

INFORMATION TECHNOLOGY - 28.8%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	486,535	152,996
Ciena Corp. (a)	672,700	25,119
Motorola Solutions, Inc.	867,152	121,765
Telefonaktiebolaget LM Ericsson (B Shares)	6,528,900	59,985
		359,865
Electronic Equipment & Components - 2.1%
Amphenol Corp. Class A (e)	21,894,569	2,067,723
CDW Corp.	35,115	3,384
Corning, Inc.	2,083,062	68,949
Dolby Laboratories, Inc. Class A	205,236	12,924
Keysight Technologies, Inc. (a)	879,949	76,732
Zebra Technologies Corp. Class A (a)	1,348,515	282,554
		2,512,266
IT Services - 9.2%
Accenture PLC Class A	369,598	65,057
Adyen BV (f)	136,661	107,003
ASAC II LP (a)(b)(c)	39,494,500	6,635
Elastic NV (d)	144,952	11,577
Endava PLC ADR (a)	889	24
EPAM Systems, Inc. (a)	372,606	63,019
Global Payments, Inc.	2,282,698	311,634
Infosys Ltd. sponsored ADR	6,780,423	74,110
MasterCard, Inc. Class A	10,748,780	2,530,800
MongoDB, Inc. Class A (a)(d)	1,801,976	264,927
Netcompany Group A/S (f)	456,469	16,344
Okta, Inc. (a)	3,594,666	297,387
PayPal Holdings, Inc. (a)	25,917,979	2,691,323
Shopify, Inc. Class A (a)	917,883	189,477
Square, Inc. (a)	1,793,226	134,348
Twilio, Inc. Class A (a)	518,660	67,000
Visa, Inc. Class A	26,204,551	4,092,889
Wix.com Ltd. (a)	315,274	38,095
		10,961,649
Semiconductors & Semiconductor Equipment - 1.4%
Advanced Micro Devices, Inc. (a)	5,938,326	151,546
Analog Devices, Inc.	547,843	57,671
Broadcom, Inc.	204,300	61,435
Marvell Technology Group Ltd.	1,420,606	28,256
Microchip Technology, Inc. (d)	546,319	45,323
NVIDIA Corp.	3,794,015	681,253
NXP Semiconductors NV	78,299	6,921
Texas Instruments, Inc.	1,034,073	109,684
Xilinx, Inc.	3,584,778	454,514
		1,596,603
Software - 14.0%
Adobe, Inc. (a)	11,453,195	3,052,162
Atlassian Corp. PLC (a)	3,247,812	365,022
Coupa Software, Inc. (a)	1,257,118	114,373
DocuSign, Inc.	576,027	29,861
Dropbox, Inc. Class A (a)	6,156,939	134,221
Fortinet, Inc. (a)	361,539	30,358
Intuit, Inc.	2,184,012	570,923
Microsoft Corp.	43,955,480	5,184,109
New Relic, Inc. (a)	1,141,963	112,712
Paycom Software, Inc. (a)	1,292,836	244,514
Pivotal Software, Inc.	575,600	12,001
RingCentral, Inc. (a)	2,693,301	290,338
Salesforce.com, Inc. (a)	26,625,355	4,216,657
ServiceNow, Inc. (a)	312,348	76,991
SS&C Technologies Holdings, Inc.	978,733	62,336
SurveyMonkey	206,075	3,753
Tableau Software, Inc. (a)	2,081,614	264,948
Tanium, Inc. Class B (a)(b)(c)	2,944,100	25,595
Ultimate Software Group, Inc. (a)	1,231,060	406,410
Workday, Inc. Class A (a)	7,004,554	1,350,828
Zscaler, Inc. (a)	421,901	29,925
		16,578,037
Technology Hardware, Storage & Peripherals - 1.8%
Apple, Inc.	11,251,104	2,137,147
Xerox Corp.	753,200	24,087
		2,161,234

TOTAL INFORMATION TECHNOLOGY		34,169,654

MATERIALS - 1.3%
Chemicals - 0.3%
DowDuPont, Inc.	1,712,432	91,290
Growmax Resources Corp. (a)(f)	3,204,563	240
Sherwin-Williams Co.	358,086	154,231
Westlake Chemical Corp.	2,051,790	139,234
		384,995
Metals & Mining - 1.0%
B2Gold Corp. (a)(e)	50,694,465	141,877
Barrick Gold Corp. (Canada)	23,719,944	325,176
Franco-Nevada Corp.	4,391,351	329,232
Ivanhoe Mines Ltd. (a)(e)	47,682,588	114,180
Ivanhoe Mines Ltd. (a)(e)(f)	13,712,811	32,836
Kirkland Lake Gold Ltd.	5,500,680	167,282
Livent Corp.	182,267	2,238
Newcrest Mining Ltd.	2,073,041	37,550
Novagold Resources, Inc. (a)	7,631,907	31,810
		1,182,181

TOTAL MATERIALS		1,567,176

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	2,422,835	477,444
Apartment Investment & Management Co. Class A	214,095	10,767
AvalonBay Communities, Inc.	323,752	64,987
Equity Residential (SBI)	1,660,695	125,084
Essex Property Trust, Inc.	174,082	50,351
		728,633
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Class A (a)(b)(c)	607,163	32,787

TOTAL REAL ESTATE		761,420

UTILITIES - 0.4%
Electric Utilities - 0.3%
NextEra Energy, Inc.	1,694,258	327,534
Vistra Energy Corp.	1,695,685	44,139
		371,673
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	2,069,110	87,896
The AES Corp.	958,883	17,337
		105,233

TOTAL UTILITIES		476,906

TOTAL COMMON STOCKS
(Cost $57,017,307)		114,917,941

Preferred Stocks - 1.3%
Convertible Preferred Stocks - 1.3%
COMMUNICATION SERVICES - 0.3%
Interactive Media & Services - 0.3%
Pinterest, Inc.:
Series E, 8.00% (a)(b)	54,841,080	326,853
Series F, 8.00% (a)(b)	3,455,720	20,596
Series G, 8.00% (a)(b)	4,301,275	25,636
		373,085
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (a)(b)(c)	2,124,227	2,719
TOTAL COMMUNICATION SERVICES		375,804
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (a)(b)(c)	578,817	58,657
Series E (a)(b)(c)	388,853	39,406
		98,063
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (b)(c)	68,481	3,536
Series B (b)(c)	12,031	621
Series C (b)(c)	114,981	5,938
Aurora Innovation, Inc. Series B (b)(c)	212,114	19,600
		29,695
TOTAL CONSUMER DISCRETIONARY		127,758
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Roofoods Ltd. Series F (a)(b)(c)	154,611	84,782
HEALTH CARE - 0.2%
Biotechnology - 0.1%
23andMe, Inc.:
Series E (a)(b)(c)	664,987	8,858
Series F (a)(b)(c)	3,348,986	44,608
Generation Bio Series B (a)(b)(c)	2,430,600	22,094
Intarcia Therapeutics, Inc. Series CC (a)(b)(c)	2,100,446	84,942
		160,502
Health Care Providers & Services - 0.1%
Get Heal, Inc. Series B (a)(b)(c)	35,877,127	610
Mulberry Health, Inc.:
Series A (b)(c)	600,009	4,288
Series A8 (a)(b)(c)	7,960,894	56,887
Series AA (b)(c)	49,783	356
		62,141
TOTAL HEALTH CARE		222,643
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(b)(c)	558,215	103,828
Series H (a)(b)(c)	120,282	22,372
		126,200
Road & Rail - 0.1%
Uber Technologies, Inc. Series D, 8.00% (a)(b)(c)	2,021,080	97,133
TOTAL INDUSTRIALS		223,333
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Affirm, Inc. Series F (b)(c)	2,371,275	31,261
Carbon, Inc.:
Series D (a)(b)(c)	915,425	25,627
Series E (b)(c)	139,606	3,908
Cloudflare, Inc. Series D, 8.00% (a)(b)(c)	6,547,014	72,017
Delphix Corp. Series D (a)(b)(c)	3,712,687	31,446
		164,259
REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
WeWork Companies, Inc.:
Series E (a)(b)(c)	5,464,465	295,081
Series F (a)(b)(c)	253,732	13,702
		308,783

TOTAL CONVERTIBLE PREFERRED STOCKS		1,507,362

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (b)(c)	36,794	1,900
FINANCIALS - 0.0%
Banks - 0.0%
Itau Unibanco Holding SA sponsored ADR	6,056,746	53,360
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares) (a)	96,174,914	125

TOTAL NONCONVERTIBLE PREFERRED STOCKS		55,385

TOTAL PREFERRED STOCKS
(Cost $1,017,910)		1,562,747
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
COMMUNICATION SERVICES - 0.0%
Entertainment - 0.0%
Trion World, Inc. 8% 10/10/19 pay-in-kind(b)(c)(h)(i)
(Cost $2,052)	2,054	0
	Shares	Value (000s)

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 2.48% (j)	2,860,976,023	2,861,548
Fidelity Securities Lending Cash Central Fund 2.48% (j)(k)	178,405,955	178,424
TOTAL MONEY MARKET FUNDS
(Cost $3,039,915)		3,039,972
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $61,077,184)		119,520,660
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(636,480)
NET ASSETS - 100%		$118,884,180

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,720,019,000 or 1.4% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated company

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $158,251,000 or 0.1% of net assets.

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (i) Non-income producing - Security is in default.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc.	12/7/18	$2,799
23andMe, Inc. Series E	6/18/15	$7,200
23andMe, Inc. Series F	8/31/17	$46,498
Affirm, Inc. Series F	3/22/19	$31,261
Airbnb, Inc. Series D	4/16/14	$23,565
Airbnb, Inc. Series E	6/29/15	$36,200
Allbirds, Inc.	10/9/18	$9,515
Allbirds, Inc.	10/9/18	$2,018
Allbirds, Inc. Series A	10/9/18	$3,755
Allbirds, Inc. Series B	10/9/18	$660
Allbirds, Inc. Series C	10/9/18	$6,305
Altiostar Networks, Inc. Series A1	1/10/17	$9,771
ASAC II LP	10/10/13	$3,041
Aurora Innovation, Inc. Series B	3/1/19	$19,600
Carbon, Inc. Series D	12/15/17	$21,376
Carbon, Inc. Series E	3/22/19	$3,908
Cloudflare, Inc. Series D, 8.00%	11/5/14 - 9/10/18	$51,503
Delphix Corp. Series D	7/10/15	$33,414
Generation Bio Series B	2/21/18	$22,230
Get Heal, Inc. Series B	11/7/16	$10,944
Intarcia Therapeutics, Inc. Series CC	11/14/12	$28,629
Mulberry Health, Inc. Series A	3/23/18	$4,281
Mulberry Health, Inc. Series A8	1/20/16	$53,774
Mulberry Health, Inc. Series AA	3/23/18	$145
Pinterest, Inc. Series E, 8.00%	10/23/13	$159,376
Pinterest, Inc. Series F, 8.00%	5/15/14	$11,739
Pinterest, Inc. Series G, 8.00%	2/27/15	$30,879
Roofoods Ltd. Series F	9/12/17	$54,666
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$30,689
Space Exploration Technologies Corp. Class C	9/11/17	$1,754
Space Exploration Technologies Corp. Series G	1/20/15	$43,239
Space Exploration Technologies Corp. Series H	8/4/17	$16,238
Tanium, Inc. Class B	4/21/17	$14,615
Trion World, Inc.	8/22/08 - 3/20/13	$25,151
Trion World, Inc. 8% 10/10/19 pay-in-kind	10/10/13 - 4/10/18	$2,051
TulCo LLC	8/24/17 - 9/7/18	$52,180
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$31,353
Weinstein Co. Holdings LLC Class A-1	10/19/05	$41,760
WeWork Companies, Inc. Class A	6/23/15	$19,969
WeWork Companies, Inc. Series E	6/23/15	$179,724
WeWork Companies, Inc. Series F	12/1/16	$12,735

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$21,818
Fidelity Securities Lending Cash Central Fund	253
Total	$22,071

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Amphenol Corp. Class A	$1,831,879	$--	$64,108	$5,101	$31,732	$268,220	$2,067,723
B2Gold Corp.	151,042	--	2,933	--	1,598	(7,830)	141,877
Birchcliff Energy Ltd.	47,013	--	1,015	348	(192)	9,365	55,171
Birchcliff Energy Ltd.	1,528	--	--	11	--	300	1,828
Centennial Resource Development, Inc. Class A	231,392	3,258	4,746	--	719	(47,555)	183,068
Churchill Capital Corp. Class A	--	63,958	406	--	46	13,962	77,560
Clean TeQ Holdings Ltd.	11,088	--	217	--	(500)	(1,307)	9,064
Ivanhoe Mines Ltd.	84,386	--	1,939	--	1,314	30,419	114,180
Ivanhoe Mines Ltd.	24,268	--	558	--	(725)	9,851	32,836
Metro Bank PLC	121,700	--	43,975	--	(23,119)	(24,149)	--
Mettler-Toledo International, Inc.	785,722	7,710	16,208	--	14,729	202,403	994,356
Total	$3,290,018	$74,926	$136,105	$5,460	$25,602	$453,679	$3,677,663

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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